Document and Entity Information	Oct. 17, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2023
Entity File Number	001-08002
Entity Registrant Name	THERMO FISHER SCIENTIFIC INC.
Entity Central Index Key	0000097745
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2209186
Entity Address, Address Line One	168 Third Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	622-1000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TMO
Security Exchange Name	NYSE
0.750% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.750% Notes due 2024
Trading Symbol	TMO 24A
Security Exchange Name	NYSE
0.125% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.125% Notes due 2025
Trading Symbol	TMO 25B
Security Exchange Name	NYSE
2.000% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2025
Trading Symbol	TMO 25
Security Exchange Name	NYSE
1.400% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.400% Notes due 2026
Trading Symbol	TMO 26A
Security Exchange Name	NYSE
3.200% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.200% Notes due 2026
Trading Symbol	TMO 26B
Security Exchange Name	NYSE
1.450% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.450% Notes due 2027
Trading Symbol	TMO 27
Security Exchange Name	NYSE
1.750% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2027
Trading Symbol	TMO 27B
Security Exchange Name	NYSE
0.500% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2028
Trading Symbol	TMO 28A
Security Exchange Name	NYSE
1.375% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	TMO 28
Security Exchange Name	NYSE
1.950% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.950% Notes due 2029
Trading Symbol	TMO 29
Security Exchange Name	NYSE
0.875% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2031
Trading Symbol	TMO 31
Security Exchange Name	NYSE
2.375% Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.375% Notes due 2032
Trading Symbol	TMO 32
Security Exchange Name	NYSE
3.650% Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.650% Notes due 2034
Trading Symbol	TMO 34
Security Exchange Name	NYSE
2.875% Notes due 2037 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.875% Notes due 2037
Trading Symbol	TMO 37
Security Exchange Name	NYSE
1.500% Notes due 2039 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	TMO 39
Security Exchange Name	NYSE
1.875% Notes due 2049 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2049
Trading Symbol	TMO 49
Security Exchange Name	NYSE